Net Earnings per Share (Summary of Net Earnings per Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
WEIGHTED AVERAGE NUMBER OF COMMON SHARES	494,198,000	496,381,000
Dilutive effect of stock options	167,000	613,000
Weighted average number of diluted common shares	494,365,000	496,994,000